Note T - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Millions	Mar. 10, 2020 USD ($)
Litigation Settlement, Amount Awarded from Other Party	$ 2
Litigation Settlement, Period for Bank to Process Taxpayer Refunds	5 years